INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross balance of unrecognized tax benefit
Beginning balance of unrecognized tax benefits	$ 929	$ 926	$ 906
Increase related to prior period tax positions	33	2	6
Decrease related to prior period tax positions	(52)	(25)	0
Increase related to current period tax positions	30	32	38
Decrease related to settlements with taxing authorities	(57)	0	(2)
Decrease due to lapse of the applicable statute of limitations	0	(2)	0
Effect of foreign currency translation	(3)	(4)	(22)
Ending balance of unrecognized tax benefits	$ 880	$ 929	$ 926